ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS (Details)			12 Months Ended
	Dec. 13, 2016 shares	Oct. 23, 2014 HKD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Apr. 01, 2022	Jun. 30, 2018 USD ($)	Aug. 02, 2017	Jun. 30, 2016 USD ($)	Oct. 26, 2015 shares	Dec. 02, 2014 shares	Jul. 27, 2014
Common stock shares issued | shares			19,837,642	19,837,642	19,837,642	19,837,642					21,526,747
Cash consideration										$ 270,000
Net loss			$ (2,811,094)	$ (41,077,304)	$ (176,101,494)	$ (49,809,728)
Net stockholders' equity			(5,280,267)	(2,652,421)	36,043,461	$ 214,450,362		$ 273,883,947
Net current liabilities			4,307,188	3,770,290
Amount of current liabilities exceeds current assets			3,536,000
Specific allowance for lease payment receivables for COVID-19			$ 119,067,356	$ 121,412,692	101,862,247
Continuing Operation
Net loss					$ 12,000,000
Jinshang Leasings [Member]
Percentage of acquired the equity capital					100.00%							100.00%	100.00%
Common stock shares issued | shares												30,000,000
Ms. Wenyu Li [Member]
Percentage of individual beneficially owning										8.10%
Wang Hong
Percentage of acquired the equity capital													100.00%
Ruikai Taifu
Percentage of acquired the equity capital			60.00%
Zhongrui Xuikai
Percentage of acquired the equity capital			71.43%				71.43%
Freeman FinTech Corporation [Member]
Agreement to transfer ordinary shares | shares	13,440,000
Percentage of owned subsidiary	67.00%
Spectacular Bid Limited [Member]
Percentage of owned subsidiary									67.00%
Full Shine [Member]
Business incorporation cost		$ 1
Former [Member] | Holdco [Member]
Percentage of acquired the equity capital											78.00%
Former [Member] | Sino
Percentage of acquired the equity capital											22.00%
Wins Finance Group Limited ("WFG")
Percentage of shareholders exchanged											100